UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-(c)(1) under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

                     to                     .

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period

October 1, 2012 to December 31, 2012.

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to .

Date of Report (Date of earliest event reported): December 31, 2012

PHEAA STUDENT LOAN FOUNDATION, INC.1

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:	Central Index Key Number of securitizer:
333-123518-01	0001204350

Andrew D. Mehalko

(717) 720-2018

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period

pursuant to Rule 15Ga-1(c)(1)      ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period

pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]

PHEAA Student Loan Foundation, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities with respect to which it acted as the depositor that were outstanding during the reporting period, all of which were student loan backed securities.

Item 1.02     Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Name of Issuing Entity	Check if Regis- tered	Name of Origi- nator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c)	(#) (d)	($) (e)	(% of prin- cipal bal- ance) (f)	(#) (g)	($) (h)	(% of prin- cipal bal- ance) (i)	(#) (j)	($) (k)	(% of prin- cipal bal- ance) (l)	(#) (m)	($) (n)	(% of prin- cipal bal- ance) (o)	(#) (p)	($) (q)	(% of prin- cipal bal- ance) (r)	(#) (s)	($) (t)	(% of prin- cipal bal- ance) (u)	(#) (v)	($) (w)	(% of prin- cipal bal- ance) (x)
Asset Class - Student Loans
Issuing Entity - PHEAA Student Loan Company, LLC CIK # - None		PHEAA[3]				1	[2]	[2]	1	[2]	[2]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total						1	[2]	[2]	1	[2]	[2]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

[2]	The original aggregate principal balance of the loans included in the securitization was $801,328,471. The principal balance of the loan that was in breach of a representation and warranty was $2,583.81. The loan was ineligible because the Department of Education rejected the claim for payment. The aggregate principal balance of the loans repurchased represented 0.000322% of the aggregate principal balance of the loans included in the securitization.
[3]	Pennsylvania Higher Education Assistance Agency is unable to determine the identity of the originator of individual loans.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PHEAA STUDENT LOAN FOUNDATION, INC.

Dated: February 7, 2013	By:	/s/ Andrew D. Mehalko
Andrew D. Mehalko
Secretary